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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                --------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ---------

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Husic Capital Management
         ----------------------------------------
Address: One Front Street, 36th Floor
         ----------------------------------------
         San Francisco, CA  94111
         ----------------------------------------

         ----------------------------------------

Form 13F File Number: 28 - 4257
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Susan Freund
          ---------------------------------------
Title:    Chief Compliance Officer
          ---------------------------------------
Phone:    (415) 445-5228
          ---------------------------------------

Signature, Place, and Date of Signing:


   /s/ Susan Freund            San Francisco, CA             August 22, 2008
------------------------    ------------------------    ------------------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -----------------

Form 13F Information Table Entry Total: 98
                                        -----------------

Form 13F Information Table Value Total: $456,608
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"


                                                  FORM 13F INFORMATION TABLE
      COLUMN 1          COLUMN 2   COLUMN 3  COLUMN4            COLUMN5          COLUMN6     COLUMN7             COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                              VALUE    SHRS OR   SH/    PUT/    INVESTMENT    OTHER          VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF     CUSIP   (X$1000)  PRN AMT   PRN    CALL    DISCRETION     MGRS       SOLE     SHARED    NONE
                          CLASS
------------------------------------------------------------------------------------------------------------------------------------

AGRIUM INC.                COM      008916108     618      5748   SH               Sole                    5480                268

ALLEGHENY                  COM      01741R102     490      8261   SH               Sole                    8261
TECHNOLOGIES INC.

APPLE INC.                 COM      037833100    4009     23942   SH               Sole                   13514              10428

ARCELORMITTAL SA LUX    SPONSORED   03938L104   13589    137165   SH               Sole                   76302              60863
NY REG                     ADR

ARCH COAL INC.             COM      039380100   11500    153276   SH               Sole                   89442              63834

ATLAS AMERICA INC.         COM      049167109    8385    186123   SH               Sole                  111558              74565

BURLINGTON NORTHERN        COM      12189T104   12582    125961   SH               Sole                   74967              50994
SANTA FE

CABOT OIL & GAS CORP CL    COM      127097103    2604     38440   SH               Sole                   38440
A

CALPINE CORP               COM      131347304    1459     64657   SH               Sole                   64657

CAMERON INTERNATIONAL      COM      13342B105     928     16767   SH               Sole                   15254               1513
CORP

CENTEX CORP.               COM      152312104     475     35518   SH               Sole                   35518

CENTRAL EUROPEAN MEDIA     COM      G20045202    8502     93919   SH               Sole                   60200              33719
ENTERP

CF INDUSTRIES INC.         COM      125269100   11070     72450   SH               Sole                   43090              29360

CLEVELAND CLIFFS INC.      COM      185896107    9900     83059   SH               Sole                   54258              28801

CNOOC LTD ADR           SPONSORED   126132109     673      3880   SH               Sole                    3880
                           ADR

COMMERCIAL METALS          COM      201723103    1638     43458   SH               Sole                   43458
COMPANY

CONSOL ENERGY INC.         COM      20854P109   11901    105912   SH               Sole                   62683              43229

CONTANGO OIL & GAS CO      COM      21075N204   12447    133950   SH               Sole                   98277              35673

COSTCO COMPANIES INC.      COM      22160K105    1014     14456   SH               Sole                   13718                738


                                                  FORM 13F INFORMATION TABLE
      COLUMN 1          COLUMN 2   COLUMN 3  COLUMN4            COLUMN5          COLUMN6     COLUMN7             COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                              VALUE    SHRS OR   SH/    PUT/    INVESTMENT    OTHER          VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF     CUSIP   (X$1000)  PRN AMT   PRN    CALL    DISCRETION     MGRS       SOLE     SHARED    NONE
                          CLASS
------------------------------------------------------------------------------------------------------------------------------------
COVANTA HOLDING CORP       COM      22282E102    4839    181315   SH               Sole                   94702              86613

CSX CORP                   COM      126408103   15659    249300   SH               Sole                  151734              97566

CYPRESS SEMICONDUCTOR      COM      232806109    1034     41782   SH               Sole                   41782
CO

DXP ENTERPRISES INC.       COM      233377407    1081     25971   SH               Sole                   25971

FLOWSERVE CORP             COM      34354P105    1625     11888   SH               Sole                   11267                621

FLUOR CORP COM             COM      343412102    1082      5816   SH               Sole                    4941                875

FORDING CANADIAN COAL      COM      345425102   18893    197609   SH               Sole                  128301              69308
TRUST

FOSTER WHEELER             COM      G36535139    5596     76502   SH               Sole                   43683              32819

FREEPORT MCMORAN           COM      35671D857    4953     42267   SH               Sole                   25250              17017
COPPER GOLD

GENERAL MOLY INC.          COM      370373102     130     16488   SH               Sole                   16488

GERDAU AMERISTEEL          COM      37373P105    7242    375253   SH               Sole                  194512             180741
CORP.

GMX RESOURCES INC.         COM      38011M108    2938     39644   SH               Sole                   37843               1801

GOODRICH PETROLEUM         COM      382410405    2365     28523   SH               Sole                   28523
CORP.

GYMBOREE CORP COM          COM      403777105    1337     33376   SH               Sole                   33376

HARSCO CORP                COM      415864107    5341     98161   SH               Sole                   71229              26932

HERCULES OFFSHORE INC.     COM      427093109    1938     50974   SH               Sole                   47618               3356

HESS CORP                  COM      42809H107     585      4633   SH               Sole                    4409                224

HILL INTERNATIONAL INC.    COM      431466101     223     13552   SH               Sole                   13552

HOLLY CORP                 COM      435758305    1280     34664   SH               Sole                   34664


                                                  FORM 13F INFORMATION TABLE
      COLUMN 1          COLUMN 2   COLUMN 3  COLUMN4            COLUMN5          COLUMN6     COLUMN7             COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                              VALUE    SHRS OR   SH/    PUT/    INVESTMENT    OTHER          VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF     CUSIP   (X$1000)  PRN AMT   PRN    CALL    DISCRETION     MGRS       SOLE     SHARED    NONE
                          CLASS
------------------------------------------------------------------------------------------------------------------------------------
INTL COAL GROUP INC.       COM      45928H106   16725   1281617   SH               Sole                  863938             417679

INTREPID POTASH INC.       COM      46121Y102    9750    148226   SH               Sole                   88484              59742

INTUITIVE SURGICAL INC.    COM      46120E602     791      2936   SH               Sole                    2330                606

JAMES RIVER COAL CO.       COM      470355207   20957    357076   SH               Sole                  246571             110505

KANSAS CITY SOUTHN INDS    COM      485170302    1396     31732   SH               Sole                   31732

KOPPERS HOLDINGS INC.      COM      50060P106    7852    187522   SH               Sole                  123559              63963

KROGER CO                  COM      501044101     511     17708   SH               Sole                   16794                914

MARKET VECTORS RUSSIA      COM      57060U506     669     12426   SH               Sole                   12426
ETF TRUS

MASTERCARD INC.            COM      57636Q104    4876     18364   SH               Sole                   11647               6717

MCDERMOTT INTL INC COM     COM      580037109   10447    168797   SH               Sole                  104750              64047

MCMORAN EXPLORATION        COM      582411104    6311    229336   SH               Sole                  165073              64263
CO

MDC HOLDINGS INC.          COM      552676108     517     13234   SH               Sole                   13234

MECHEL AOA              SPONSORED   583840103     641     12932   SH               Sole                   12932
                           ADR

MEDCO HEALTH SOLUTIONS     COM      58405U102     531     11259   SH               Sole                   10703                556
INC.

MERITAGE CORP              COM      59001A102     652     42958   SH               Sole                   42958

MILLICOM INTERNATIONAL     COM      L6388F110     574      5547   SH               Sole                    4651                896
CELLULA

MONSANTO COMPANY           COM      61166W101   11815     93442   SH               Sole                   53389              40053

MOSAIC COMPANY (THE)       COM      61945A107    6457     44624   SH               Sole                   27321              17303

NABORS INDUSTRIES LTD      COM      G6359F103     517     10509   SH               Sole                    9966                543


                                                  FORM 13F INFORMATION TABLE
      COLUMN 1          COLUMN 2   COLUMN 3  COLUMN4            COLUMN5          COLUMN6     COLUMN7             COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                              VALUE    SHRS OR   SH/    PUT/    INVESTMENT    OTHER          VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF     CUSIP   (X$1000)  PRN AMT   PRN    CALL    DISCRETION     MGRS       SOLE     SHARED    NONE
                          CLASS
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL COAL CORP         COM      632381208    7433    838025   SH               Sole                  645851             192174

NATIONAL OILWELL VARCO     COM      637071101     731      8242   SH               Sole                    7347                895

NOBLE CORP                 COM      G65422100     308      4747   SH               Sole                    4501                246

NUCOR CORP COM             COM      670346105     592      7927   SH               Sole                    6507               1420

OLYMPIC STEEL INC.         COM      68162K106    1978     26054   SH               Sole                   26054

OM GROUP INC.              COM      670872100     770     23475   SH               Sole                   23475

PATRIOT COAL CORP          COM      70336T104     662      4320   SH               Sole                    4320

PATTERWON-UTI ENERGY       COM      703481101    8535    236241   SH               Sole                  141260              94981
INC.

PEABODY ENERGY CORP        COM      704549104     860      9762   SH               Sole                    9256                506

PETROLEO BRASILEIRO     SPONSORED   71654V408    6422     90671   SH               Sole                   48727              41944
                           ADR

PHOENIX TECHNOLOGY LTD     COM      719153108   17416   1583254   SH               Sole                   980862            602392

PIONEER DRILLING CO.       COM      723655106    6736    358089   SH               Sole                   187025            171064

POSCO                   SPONSORED   693483109    7240     55789   SH               Sole                   32830              22959
                           ADR

POTASH CORP SASK INC.      COM      73755L107    5768     25233   SH               Sole                   14396              10837
COM

PRG-SCHULTZ                COM      69357C503     124     13220   SH               Sole                   13220
INTERNATIONAL INC.

RANGE RESOURCES CORP.      COM      75281A109     642      9800   SH               Sole                    9291                509

RELIANCE STEEL &           COM      759509102    6048     78451   SH               Sole                   42344              36107
ALUMINUM CO

ROSETTA RESOURCES INC.     COM      777779307    7210    252989   SH               Sole                  134036             118953

SANDRIDGE ENERGY INC.      COM      80007P307    6192     95877   SH               Sole                   57737              38140


                                                  FORM 13F INFORMATION TABLE
      COLUMN 1          COLUMN 2   COLUMN 3  COLUMN4            COLUMN5          COLUMN6     COLUMN7             COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                              VALUE    SHRS OR   SH/    PUT/    INVESTMENT    OTHER          VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF     CUSIP   (X$1000)  PRN AMT   PRN    CALL    DISCRETION     MGRS       SOLE     SHARED    NONE
                          CLASS
------------------------------------------------------------------------------------------------------------------------------------
SASOL LTD               SPONSORED   803866300     654     11101   SH               Sole                    8817               2284
                           ADR

SCHLUMBERGER LTD.          COM      806857108    2224     20706   SH               Sole                   10842               9864

STANDARD PACIFIC CORP      COM      85375C101    1325    392140   SH               Sole                  392140

SUNCOR ENERGY INC.         COM      867229106    7639    131438   SH               Sole                   75946              55492

TELEDYNE TECHNOLOGIES      COM      879360105    1905     39044   SH               Sole                   36634               2410
INC.

TENARIS S.A.            SPONSORED   88031M109     774     10391   SH               Sole                    8605               1786
                           ADR

TERRA INDUSTRIES INC.      COM      880915103     264      5345   SH               Sole                    5345

TERRA NITROGEN CO LP       COM      881005201     919      7078   SH               Sole                    6317                761

TESORO CORP COM            COM      881609101     554     28016   SH               Sole                   28016

TETRA TECHNOLOGIES INC.    COM      88162F105     857     36159   SH               Sole                   36159

TIMKEN CO                  COM      887389104    1299     39447   SH               Sole                   39447

TRANSACT TECHNOLOGIES      COM      892918103    1490    179949   SH               Sole                  170300               9649
INC.

TRANSOCEAN INC (NEW)       COM      G90073100    7694     50487   SH               Sole                   27963              22524

ULTRA PETROLEUM CORP       COM      903914109    6186     62989   SH               Sole                   37820              25169

UNITED STATES NATURAL      COM      912318102     945     15015   SH               Sole                   15015
GAS FUND

UNITED STATES STEEL        COM      912909108   14315     77473   SH               Sole                   49895              27578
CORP

VAIL RESORTS               COM      91879q109    1220     28494   SH               Sole                   28494

VALERO ENERGY CORP         COM      91913y100     213      5178   SH               Sole                    5178

VIMPEL COMMUNICATIONS   SPONSORED   68370R109    7075    238382   SH               Sole                  125299             113083
                           ADR


                                                  FORM 13F INFORMATION TABLE
      COLUMN 1          COLUMN 2   COLUMN 3  COLUMN4            COLUMN5          COLUMN6     COLUMN7             COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                              VALUE    SHRS OR   SH/    PUT/    INVESTMENT    OTHER          VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF     CUSIP   (X$1000)  PRN AMT   PRN    CALL    DISCRETION     MGRS       SOLE     SHARED    NONE
                          CLASS
------------------------------------------------------------------------------------------------------------------------------------
WALTER INDUSTRIES INC.     COM      93317Q105   13628    125288   SH               Sole                   86609              38679

WIMM-BILL-DANN FOODS    SPONSORED   97263M109     641      6092   SH               Sole                    6092
OJSC                       ADR

WYNN RESORTS LTD           COM      983134107    5206     63993   SH               Sole                   42958              21035